CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Convertible Note Payable Details Abstract
Convertible notes payable:	$ 72,000	$ 66,000	$ 0
Debt discount	(367)	(49,134)	0
Convertible notes payable net of debt discount	71,633	16,866	0
Accrued interest	4,266	665	0
Current portion of convertible note payable and interest	$ 75,899	$ 17,531	$ 0